RELATED PARTIES BALANCES AND TRANSACTIONS	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTIES BALANCES AND TRANSACTIONS
NOTE 14: -	RELATED PARTIES BALANCES AND TRANSACTIONS

In February 2022, the Company issued to Lynrock Lake Master Fund LP (“Lynrock”) one of the Company’s main shareholders, an unsecured promissory note in an aggregate amount of $40,000 (see note 13). As of December 31, 2024, the Company had a convertible debt balance related to this note of approximately $39,973. In June 2025, the Company redeemed the outstanding senior unsecured promissory note. As of June 30, 2025, the outstanding balance was $0.